Earnings per share (Computations of ordinary shares outstanding, excluding nonvested restricted stock) (Details) - shares	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	146,847,345	151,847,345
Treasury shares (in shares)	(10,244,359)	(9,172,681)
Ordinary shares outstanding (in shares)	136,602,986	142,674,664
Unvested restricted stock (in shares)	(2,250,655)	(2,429,442)	(2,101,497)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	134,352,331	140,245,222